ISHARES TRUST
                       SUPPLEMENT DATED FEBRUARY 22, 2001
                                     to the
                                 PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 12, 2000
                          (AS REVISED JANUARY 30, 2001)


THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION OF ISHARES TRUST, EACH DATED MAY 12, 2000 (AS REVISED JANUARY 30,
2001).

THE ISHARES S&P SmallCap 600 Index Fund (IJR) Utilizes Representative Sampling as its Investment Strategy

Effective February 22, 2001 the iShares S&P SmallCap 600 Index Fund (IJR) will utilize a Representative Sampling strategy to try and track the S&P SmallCap 600 Index.

THE  ISHARES  S&P   SmallCap   600/BARRA   Value  Index  Fund  (IJS)   Utilizes
Representative  Sampling as its Investment Strategy

Effective February 22, 2001 the iShares S&P SmallCap 600/BARRA Value Index Fund
(IJS) will utilize a Representative Sampling strategy to try and track the S&P SmallCap 600/BARRA Value Index.

THE ISHARES RUSSELL 2000 VALUE INDEX FUND (IWN) UTILIZES REPRESENTATIVE SAMPLING AS ITS INVESTMENT STRATEGY

Effective February 22, 2001 the iShares Russell 2000 Value Index Fund (IWN) will utilize a Representative Sampling strategy to try and track the Russell 2000 Value Index.

THE ISHARES RUSSELL 3000 VALUE INDEX FUND (IWW) UTILIZES REPRESENTATIVE SAMPLING AS ITS INVESTMENT STRATEGY

Effective February 22, 2001 the iShares Russell 3000 Value Index Fund (IWW) will utilize a Representative Sampling strategy to try and track the Russell 3000 Value Index.


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                         PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE